UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21611

Name of Fund:	S&P 500® GEARED SM Fund Inc. (GRE)

Fund Address:	P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, S&P 500® GEARED SM Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

S&P 500® GEAREDSM Fund Inc.

Semi-Annual Report

(Unaudited)

June 30, 2008

S&P 500® GEAREDSM Fund Inc.

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the Nominating and Corporate Governance Committee
Laura S. Unger, Director
Mitchell M. Cox, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Donald C. Burke, Vice President and Assistant Treasurer
Martin G. Byrne, Chief Legal Officer
Michael J. Fuccile, Chief Compliance Officer
Justin C. Ferri, Vice President
Michael M. Higuchi, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

2	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Fund Summary as of June 30, 2008 (Unaudited)

Fund Information

Symbol on New York Stock Exchange	GRE
Initial Offering Date	November 1, 2004
Yield on Closing Market Price as of June 30, 2008 ($15.32)*	18.17%
Current Annual Distribution per share of Common Stock**	$2.784138

*	Yield on closing market price is calculated by dividing the current annual distribution per share by the closing market price. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/08 (a)	12/31/07	Change†	High	Low

Market Price	$ 15.32	$ 17.21	(10.98%)	$17.44	$14.94
Net Asset Value	$ 16.07	$ 18.47	(12.99%)	$18.47	$16.05

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of (12.99%) based on net asset value per share and (10.98%) based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference Index, the S&P 500® Composite Stock Price Index (“S&P 500 Index”), had a total investment return of (11.91%), assuming reinvestment of dividends. The reference index has no expenses associated with performance.

†	Does not include reinvestment of dividends.

Portfolio Information as of June 30, 2008

Ten Largest Equity Holdings	Percent of Net Assets

Exxon Mobil Corp.	4.0%
General Electric Co.	2.3
Microsoft Corp.	1.9
Chevron Corp.	1.8
AT&T Inc.	1.8
The Procter & Gamble Co.	1.7
Johnson & Johnson	1.6
International Business Machines Corp.	1.5
Apple, Inc.	1.3
ConocoPhillips	1.3

Five Largest Industries	Percent of Net Assets

Oil, Gas & Consumable Fuels	12.0%
Pharmaceuticals	5.9
Computers & Peripherals	4.5
Energy Equipment & Services	3.5
Software	3.4

Sector Representation	Percent of Long-Term Investments*

Information Technology	16.5%
Energy	16.2
Financials	14.2
Health Care	11.9
Industrials	11.1
Consumer Staples	10.8
Consumer Discretionary	8.1
Utilities	4.0
Materials	3.9
Telecommunication Services	3.3

*	Excludes portfolio holdings in options purchased.

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

S&P 500 and Standard & Poor’s 500 are registered trademarks of the McGraw-Hill Companies.
GEARED and Geared-Equity Accelerated Return are service marks of Merrill Lynch & Co., Inc.

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	3

Schedule of Investments as of June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Aerospace & Defense — 2.5%
	Boeing Co.	3,868	$254,205
	General Dynamics Corp.	2,054	172,947
	Goodrich Corp.	614	29,140
	Honeywell International, Inc.	3,800	191,064
	L-3 Communications Holdings, Inc.	647	58,793
	Lockheed Martin Corp.	1,741	171,767
	Northrop Grumman Corp.	1,735	116,072
	Precision Castparts Corp.	703	67,748
	Raytheon Co.	2,184	122,916
	Rockwell Collins, Inc.	805	38,608
	United Technologies Corp.	5,000	308,500

			1,531,760

	Air Freight & Logistics — 0.9%
	C.H. Robinson Worldwide, Inc.	887	48,643
	Expeditors International Washington, Inc.	1,100	47,300
	FedEx Corp.	1,600	126,064
	United Parcel Service, Inc. Class B	5,254	322,963

			544,970

	Airlines — 0.1%
	Southwest Airlines Co.	3,800	49,552

	Auto Components — 0.2%
	The Goodyear Tire & Rubber Co. (a)	1,200	21,396
	Johnson Controls, Inc.	3,004	86,155

			107,551

	Automobiles — 0.2%
	Ford Motor Co. (a)	11,367	54,675
	General Motors Corp.	2,974	34,201
	Harley-Davidson, Inc.	1,231	44,636

			133,512

	Beverages — 2.4%
	Anheuser-Busch Cos., Inc.	3,673	228,167
	Brown-Forman Corp. Class B	412	31,135
	The Coca-Cola Co.	10,262	533,419
	Coca-Cola Enterprises, Inc.	1,407	24,341
	Constellation Brands, Inc. Class A (a)	1,000	19,860
	Molson Coors Brewing Co. Class B	700	38,031
	Pepsi Bottling Group, Inc.	700	19,544
	PepsiCo, Inc.	8,158	518,767

			1,413,264

	Biotechnology — 1.4%
	Amgen, Inc. (a)	5,559	262,162
	Biogen Idec, Inc. (a)	1,500	83,835
	Celgene Corp. (a)	2,222	141,919
	Genzyme Corp. (a)	1,393	100,324
	Gilead Sciences, Inc. (a)	4,723	250,083

			838,323

	Building Products — 0.0%
	Masco Corp.	1,896	29,824

	Capital Markets — 2.7%
	American Capital Strategies Ltd.	1,000	23,770
	Ameriprise Financial, Inc.	1,155	46,974
	The Bank of New York Mellon Corp.	5,862	221,759
	The Charles Schwab Corp.	4,800	98,592
	E*Trade Financial Corp. (a)	2,400	7,536
	Federated Investors, Inc. Class B	413	14,215

Industry	Common Stocks	Shares Held	Value

Capital Markets (concluded)
	Franklin Resources, Inc.	800	$73,320
	The Goldman Sachs Group, Inc.	2,030	355,047
	Janus Capital Group, Inc.	773	20,461
	Legg Mason, Inc.	706	30,760
	Lehman Brothers Holdings, Inc.	3,619	71,692
	Merrill Lynch & Co., Inc. (b)	5,064	160,579
	Morgan Stanley	5,661	204,192
	Northern Trust Corp.	1,000	68,570
	State Street Corp.	2,200	140,778
	T. Rowe Price Group, Inc.	1,321	74,597

			1,612,842

Chemicals — 2.0%
	Air Products & Chemicals, Inc.	1,088	107,560
	Ashland, Inc.	300	14,460
	The Dow Chemical Co.	4,796	167,428
	E.I. du Pont de Nemours & Co.	4,600	197,294
	Eastman Chemical Co.	400	27,544
	Ecolab, Inc.	900	38,691
	Hercules, Inc.	600	10,158
	International Flavors & Fragrances, Inc.	400	15,624
	Monsanto Co.	2,819	356,434
	PPG Industries, Inc.	816	46,814
	Praxair, Inc.	1,600	150,784
	Rohm & Haas Co.	612	28,421
	Sigma-Aldrich Corp.	673	36,248

			1,197,460

Commercial Banks — 2.1%
	BB&T Corp.	2,800	63,756
	Comerica, Inc.	800	20,504
	Fifth Third Bancorp	2,981	30,347
	First Horizon National Corp.	920	6,836
	Huntington Bancshares, Inc.	1,800	10,386
	KeyCorp	2,500	27,450
	M&T Bank Corp.	400	28,216
	Marshall & Ilsley Corp.	1,368	20,971
	National City Corp.	3,900	18,603
	The PNC Financial Services Group, Inc.	1,776	101,410
	Regions Financial Corp.	3,575	39,003
	SunTrust Banks, Inc.	1,800	65,196
	U.S. Bancorp	8,943	249,420
	Wachovia Corp.	11,051	171,622
	Wells Fargo & Co.	16,967	402,966
	Zions Bancorporation	508	15,997

			1,272,683

Commercial Services & Supplies — 0.5%
	Allied Waste Industries, Inc. (a)	1,700	21,454
	Avery Dennison Corp.	513	22,536
	Cintas Corp.	700	18,557
	Equifax, Inc.	700	23,534
	Monster Worldwide, Inc. (a)	668	13,767
	Pitney Bowes, Inc.	1,084	36,964
	R.R. Donnelley & Sons Co.	1,100	32,659
	Robert Half International, Inc.	800	19,176
	Waste Management, Inc.	2,537	95,670

			284,317

4	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Communications Equipment — 2.4%
	Ciena Corp. (a)	428	$9,917
	Cisco Systems, Inc. (a)	30,372	706,453
	Corning, Inc.	8,049	185,529
	JDS Uniphase Corp. (a)	1,150	13,064
	Juniper Networks, Inc. (a)	2,656	58,910
	Motorola, Inc.	11,700	85,878
	QUALCOMM, Inc.	8,316	368,981
	Tellabs, Inc. (a)	2,165	10,067

			1,438,799

	Computers & Peripherals — 4.5%
	Apple, Inc. (a)	4,529	758,336
	Dell, Inc. (a)	10,400	227,552
	EMC Corp. (a)	10,658	156,566
	Hewlett-Packard Co.	12,700	561,467
	International Business Machines Corp.	7,061	836,940
	Lexmark International, Inc. Class A (a)	500	16,715
	NetApp, Inc. (a)	1,800	38,988
	QLogic Corp. (a)	700	10,213
	SanDisk Corp. (a)	1,182	22,103
	Sun Microsystems, Inc. (a)	4,071	44,292
	Teradata Corp. (a)	900	20,826

			2,693,998

	Construction & Engineering — 0.2%
	Fluor Corp.	451	83,922
	Jacobs Engineering Group, Inc. (a)	615	49,631

			133,553

	Construction Materials — 0.1%
	Vulcan Materials Co.	546	32,640

	Consumer Finance — 0.6%
	American Express Co.	5,951	224,174
	Capital One Financial Corp.	1,950	74,120
	Discover Financial Services, Inc.	2,400	31,608
	SLM Corp. (a)	2,440	47,214

			377,116

	Containers & Packaging — 0.1%
	Ball Corp.	500	23,870
	Bemis Co.	500	11,210
	Pactiv Corp. (a)	700	14,861
	Sealed Air Corp.	800	15,208

			65,149

	Distributors — 0.1%
	Genuine Parts Co.	856	33,966

	Diversified Consumer Services — 0.1%
	Apollo Group, Inc. Class A (a)	700	30,982
	H&R Block, Inc.	1,624	34,754

			65,736

	Diversified Financial Services — 3.2%
	Bank of America Corp.	22,876	546,050
	CIT Group, Inc.	1,555	10,590
	CME Group, Inc.	277	106,144
	Citigroup, Inc.	27,981	468,962
	IntercontinentalExchange, Inc. (a)	370	42,180
	JPMorgan Chase & Co.	17,739	608,625
	Leucadia National Corp.	884	41,495
	Moody’s Corp.	1,060	36,506
	NYSE Euronext	1,344	68,087

			1,928,639

Industry	Common Stocks	Shares Held	Value

	Diversified Telecommunication Services — 2.8%
	AT&T Inc. (c)	30,538	$1,028,825
	CenturyTel, Inc.	561	19,966
	Citizens Communications Co.	1,700	19,278
	Embarq Corp.	772	36,492
	Qwest Communications International Inc.	7,970	31,322
	Verizon Communications, Inc.	14,661	518,999
	Windstream Corp.	2,346	28,950

			1,683,832

	Electric Utilities — 2.2%
	Allegheny Energy, Inc.	833	41,742
	American Electric Power Co., Inc.	2,025	81,466
	Duke Energy Corp.	6,408	111,371
	Edison International	1,643	84,417
	Entergy Corp.	997	120,119
	Exelon Corp.	3,377	303,795
	FPL Group, Inc.	2,100	137,718
	FirstEnergy Corp.	1,546	127,282
	PPL Corp.	1,900	99,313
	Pepco Holdings, Inc.	1,097	28,138
	Pinnacle West Capital Corp.	500	15,385
	Progress Energy, Inc.	1,305	54,588
	The Southern Co.	3,900	136,188

			1,341,522

	Electrical Equipment — 0.4%
	Cooper Industries Ltd. Class A	900	35,550
	Emerson Electric Co.	4,000	197,800
	Rockwell Automation, Inc.	765	33,453

			266,803

	Electronic Equipment & Instruments — 0.3%
	Agilent Technologies, Inc. (a)	1,866	66,318
	Jabil Circuit, Inc.	1,012	16,607
	Molex, Inc.	700	17,087
	Tyco Electronics Ltd.	2,472	88,547

			188,559

	Energy Equipment & Services — 3.5%
	BJ Services Co.	1,500	47,910
	Baker Hughes, Inc.	1,590	138,871
	Cameron International Corp. (a)	1,100	60,885
	ENSCO International, Inc.	723	58,375
	Halliburton Co.	4,494	238,497
	Nabors Industries Ltd. (a)	1,479	72,811
	National Oilwell Varco, Inc. (a)	2,119	187,998
	Noble Corp.	1,400	90,944
	Rowan Cos., Inc.	552	25,806
	Schlumberger Ltd.	6,119	657,364
	Smith International, Inc.	1,016	84,470
	Transocean, Inc.	1,628	248,091
	Weatherford International Ltd. (a)	3,458	171,482

			2,083,504

	Food & Staples Retailing — 2.6%
	CVS Caremark Corp.	7,375	291,829
	Costco Wholesale Corp.	2,211	155,080
	The Kroger Co.	3,423	98,822
	SUPERVALU, Inc.	1,060	32,743
	SYSCO Corp.	3,100	85,281
	Safeway, Inc.	2,219	63,352
	Wal-Mart Stores, Inc.	11,964	672,377

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	5

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Food & Staples Retailing (concluded)
	Walgreen Co.	5,048	$164,110
	Whole Foods Market, Inc.	700	16,583

			1,580,177

	Food Products — 1.5%
	Archer-Daniels-Midland Co.	3,300	111,375
	Campbell Soup Co.	1,100	36,806
	ConAgra Foods, Inc.	2,500	48,200
	Dean Foods Co. (a)	730	14,323
	General Mills, Inc.	1,704	103,552
	H.J. Heinz Co.	1,600	76,560
	The Hershey Co.	900	29,502
	Kellogg Co.	1,300	62,426
	Kraft Foods, Inc.	7,810	222,195
	McCormick & Co., Inc.	700	24,962
	Sara Lee Corp.	3,678	45,056
	Tyson Foods, Inc. Class A	1,400	20,916
	Wm. Wrigley Jr. Co.	1,111	86,414

			882,287

	Gas Utilities — 0.1%
	Nicor, Inc.	200	8,518
	Questar Corp.	900	63,936

			72,454

	Health Care Equipment & Supplies — 2.0%
	Baxter International, Inc.	3,206	204,992
	Becton Dickinson & Co.	1,233	100,243
	Boston Scientific Corp. (a)	6,871	84,445
	C.R. Bard, Inc.	500	43,975
	Covidien Ltd.	2,535	121,401
	Hospira, Inc. (a)	800	32,088
	Intuitive Surgical, Inc. (a)	200	53,880
	Medtronic, Inc.	5,800	300,150
	St. Jude Medical, Inc. (a)	1,720	70,314
	Stryker Corp.	1,202	75,582
	Varian Medical Systems, Inc. (a)	621	32,199
	Zimmer Holdings, Inc. (a)	1,198	81,524

			1,200,793

	Health Care Providers & Services — 1.7%
	Aetna, Inc.	2,505	101,528
	AmerisourceBergen Corp.	843	33,712
	Cardinal Health, Inc.	1,807	93,205
	Cigna Corp.	1,407	49,794
	Coventry Health Care, Inc. (a)	756	22,998
	Express Scripts, Inc. (a)	1,300	81,536
	Humana, Inc. (a)	884	35,157
	Laboratory Corp. of America Holdings (a)	592	41,221
	McKesson Corp.	1,436	80,287
	Medco Health Solutions, Inc. (a)	2,617	123,522
	Patterson Cos., Inc. (a)	700	20,573
	Quest Diagnostics, Inc.	800	38,776
	Tenet Healthcare Corp. (a)	2,500	13,900
	UnitedHealth Group, Inc.	6,335	166,294
	WellPoint, Inc. (a)	2,716	129,445

			1,031,948

	Health Care Technology — 0.0%
	IMS Health, Inc.	959	22,345

Industry	Common Stocks	Shares Held	Value

Hotels, Restaurants & Leisure — 1.2%
	Carnival Corp.	2,201	$72,545
	Darden Restaurants, Inc.	700	22,358
	International Game Technology	1,600	39,968
	Marriott International, Inc. Class A	1,593	41,800
	McDonald’s Corp.	5,834	327,987
	Starbucks Corp. (a)	3,775	59,419
	Starwood Hotels & Resorts Worldwide, Inc.	973	38,988
	Wendy’s International, Inc.	413	11,242
	Wyndham Worldwide Corp.	860	15,403
	Yum! Brands, Inc.	2,450	85,971

			715,681

Household Durables — 0.4%
	Black & Decker Corp.	300	17,253
	Centex Corp.	600	8,022
	D.R. Horton, Inc.	1,400	15,190
	Fortune Brands, Inc.	800	49,928
	Harman International Industries, Inc.	300	12,417
	KB Home	400	6,772
	Leggett & Platt, Inc.	890	14,925
	Lennar Corp. Class A	697	8,601
	Newell Rubbermaid, Inc.	1,400	23,506
	Pulte Homes, Inc.	1,181	11,373
	Snap-On, Inc.	300	15,603
	The Stanley Works	400	17,932
	Whirlpool Corp.	395	24,383

			225,905

Household Products — 2.2%
	Clorox Co.	700	36,540
	Colgate-Palmolive Co.	2,600	179,660
	Kimberly-Clark Corp.	2,132	127,451
	The Procter & Gamble Co.	15,693	954,291

			1,297,942

IT Services — 0.9%
	Affiliated Computer Services, Inc. Class A (a)	500	26,745
	Automatic Data Processing, Inc.	2,638	110,532
	Cognizant Technology Solutions Corp. (a)	1,500	48,765
	Computer Sciences Corp. (a)	800	37,472
	Convergys Corp. (a)	676	10,045
	Electronic Data Systems Corp.	2,600	64,064
	Fidelity National Information Services, Inc.	900	33,219
	Fiserv, Inc. (a)	812	36,840
	Paychex, Inc.	1,666	52,112
	Total System Services, Inc.	1,000	22,220
	Unisys Corp. (a)	1,900	7,505
	The Western Union Co.	3,829	94,653

			544,172

Independent Power Producers & Energy Traders — 0.3%
	The AES Corp. (a)	3,400	65,314
	Constellation Energy Group, Inc.	924	75,860
	Dynegy, Inc. Class A (a)	2,500	21,375

			162,549

6	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Industrial Conglomerates — 3.0%
	3M Co.	3,604	$250,802
	General Electric Co.	51,206	1,366,688
	Textron, Inc.	1,300	62,309
	Tyco International Ltd.	2,492	99,780

			1,779,579

	Insurance — 3.4%
	ACE Ltd.	1,700	93,653
	AON Corp.	1,513	69,507
	Aflac, Inc.	2,466	154,865
	The Allstate Corp.	2,842	129,567
	American International Group, Inc.	13,814	365,518
	Assurant, Inc.	500	32,980
	Chubb Corp.	1,889	92,580
	Cincinnati Financial Corp.	861	21,869
	Genworth Financial, Inc. Class A	2,200	39,182
	Hartford Financial Services Group, Inc.	1,600	103,312
	Lincoln National Corp.	1,345	60,955
	Loews Corp.	1,828	85,733
	MBIA, Inc.	1,100	4,829
	Marsh & McLennan Cos., Inc.	2,652	70,411
	MetLife, Inc.	3,677	194,035
	Principal Financial Group, Inc.	1,300	54,561
	The Progressive Corp.	3,549	66,437
	Prudential Financial, Inc.	2,249	134,355
	Safeco Corp.	479	32,170
	Torchmark Corp.	472	27,683
	The Travelers Cos., Inc.	3,120	135,408
	UnumProvident Corp.	1,800	36,810
	XL Capital Ltd. Class A	900	18,504

			2,024,924

	Internet & Catalog Retail — 0.3%
	Amazon.com, Inc. (a)	1,599	117,255
	Expedia, Inc. (a)	1,100	20,218
	IAC/InterActiveCorp (a)	977	18,837

			156,310

	Internet Software & Services — 1.7%
	Akamai Technologies, Inc. (a)	838	29,154
	eBay, Inc. (a)	5,700	155,781
	Google, Inc. Class A (a)	1,190	626,440
	VeriSign, Inc. (a)	1,000	37,800
	Yahoo! Inc. (a)	7,044	145,529

			994,704

	Leisure Equipment & Products — 0.1%
	Eastman Kodak Co.	1,500	21,645
	Hasbro, Inc.	729	26,040
	Mattel, Inc.	1,900	32,528

			80,213

	Life Sciences Tools & Services — 0.4%
	Applera Corp. — Applied Biosystems Group (a)	900	30,132
	Millipore Corp. (a)	300	20,358
	PerkinElmer, Inc.	600	16,710
	Thermo Fisher Scientific, Inc. (a)	2,172	121,046
	Waters Corp. (a)	500	32,250

			220,496

Industry	Common Stocks	Shares Held	Value

Machinery — 1.8%
	Caterpillar, Inc.	3,166	$233,714
	Cummins, Inc.	1,030	67,486
	Danaher Corp.	1,300	100,490
	Deere & Co.	2,204	158,975
	Dover Corp.	985	47,644
	Eaton Corp.	830	70,525
	ITT Corp.	909	57,567
	Illinois Tool Works, Inc.	2,054	97,586
	Ingersoll-Rand Co. Class A	1,607	60,150
	Manitowoc Co.	693	22,543
	PACCAR, Inc.	1,858	77,720
	Pall Corp.	600	23,808
	Parker Hannifin Corp.	870	62,048
	Terex Corp. (a)	505	25,942

			1,106,198

Media — 2.7%
	CBS Corp. Class B	3,450	67,240
	Clear Channel Communications, Inc.	2,596	91,379
	Comcast Corp. Class A	15,242	289,141
	The DIRECTV Group, Inc. (a)	3,673	95,167
	Gannett Co., Inc.	1,200	26,004
	Interpublic Group of Cos., Inc. (a)	2,400	20,640
	The McGraw-Hill Cos., Inc.	1,665	66,800
	Meredith Corp.	200	5,658
	The New York Times Co. Class A	700	10,773
	News Corp. Class A	11,737	176,524
	Omnicom Group Inc.	1,680	75,398
	Scripps Networks Interactive (a)	500	19,175
	Time Warner, Inc.	18,400	272,320
	Viacom, Inc. Class B (a)	3,270	99,866
	Walt Disney Co.	9,788	305,386
	The Washington Post Co. Class B	28	16,433

			1,637,904

Metals & Mining — 1.4%
	AK Steel Holding Corp.	600	41,400
	Alcoa, Inc.	4,217	150,210
	Allegheny Technologies, Inc.	504	29,877
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,977	231,685
	Newmont Mining Corp.	2,305	120,229
	Nucor Corp.	1,626	121,413
	Titanium Metals Corp.	500	6,995
	United States Steel Corp.	610	112,716

			814,525

Multi-Utilities — 1.2%
	Ameren Corp.	1,039	43,877
	CMS Energy Corp.	1,100	16,390
	CenterPoint Energy, Inc.	1,600	25,680
	Consolidated Edison, Inc.	1,400	54,726
	DTE Energy Co.	875	37,135
	Dominion Resources, Inc.	3,000	142,470
	Integrys Energy Group, Inc.	365	18,553
	NiSource, Inc.	1,400	25,088
	PG&E Corp.	1,800	71,442
	Public Service Enterprise Group, Inc.	2,600	119,418
	Sempra Energy	1,297	73,216
	TECO Energy, Inc.	1,100	23,639
	Xcel Energy, Inc.	2,137	42,890

			694,524

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	7

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Multiline Retail — 0.7%
	Big Lots, Inc. (a)	447	$13,964
	Dillard’s, Inc. Class A	300	3,471
	Family Dollar Stores, Inc.	700	13,958
	J.C. Penney Co., Inc.	1,114	40,427
	Kohl’s Corp. (a)	1,589	63,624
	Macy’s, Inc.	2,166	42,064
	Nordstrom, Inc.	900	27,270
	Sears Holdings Corp. (a)	367	27,033
	Target Corp.	4,011	186,471

			418,282

	Office Electronics — 0.1%
	Xerox Corp.	4,664	63,244

	Oil, Gas & Consumable Fuels — 12.0%
	Anadarko Petroleum Corp.	2,400	179,616
	Apache Corp.	1,702	236,578
	Cabot Oil & Gas Corp. Class A	500	33,865
	Chesapeake Energy Corp.	2,492	164,372
	Chevron Corp.	10,632	1,053,950
	ConocoPhillips	7,931	748,607
	Consol Energy, Inc.	930	104,504
	Devon Energy Corp.	2,300	276,368
	EOG Resources, Inc.	1,286	168,723
	El Paso Corp.	3,551	77,199
	Exxon Mobil Corp.	27,151	2,392,818
	Hess Corp.	1,435	181,083
	Marathon Oil Corp.	3,615	187,510
	Massey Energy Co.	419	39,281
	Murphy Oil Corp.	991	97,168
	Noble Energy, Inc.	900	90,504
	Occidental Petroleum Corp.	4,216	378,850
	Peabody Energy Corp.	1,406	123,798
	Range Resources Corp.	800	52,432
	Southwestern Energy Co. (a)	1,779	84,698
	Spectra Energy Corp.	3,199	91,939
	Sunoco, Inc.	600	24,414
	Tesoro Corp.	754	14,907
	Valero Energy Corp.	2,729	112,380
	Williams Cos., Inc.	3,000	120,930
	XTO Energy, Inc.	2,616	179,222

			7,215,716

	Paper & Forest Products — 0.2%
	International Paper Co.	2,200	51,260
	MeadWestvaco Corp.	900	21,456
	Weyerhaeuser Co.	1,100	56,254

			128,970

	Personal Products — 0.2%
	Avon Products, Inc.	2,200	79,244
	The Estée Lauder Cos., Inc. Class A	600	27,870

			107,114

	Pharmaceuticals — 5.9%
	Abbott Laboratories	7,928	419,946
	Allergan, Inc.	1,600	83,280
	Barr Pharmaceuticals, Inc. (a)	532	23,983
	Bristol-Myers Squibb Co.	10,102	207,394
	Eli Lilly & Co.	5,100	235,416
	Forest Laboratories, Inc. (a)	1,585	55,063
	Johnson & Johnson	14,487	932,094
	King Pharmaceuticals, Inc. (a)	1,200	12,564
	Merck & Co., Inc.	11,045	416,286

Industry	Common Stocks	Shares Held	Value

	Pharmaceuticals (concluded)
	Mylan, Inc.	1,500	$18,105
	Pfizer, Inc.	34,803	608,008
	Schering-Plough Corp.	8,300	163,427
	Watson Pharmaceuticals, Inc. (a)	502	13,639
	Wyeth	6,863	329,149

			3,518,354

	Real Estate Investment Trusts (REITs) — 1.1%
	Apartment Investment & Management Co. Class A	478	16,281
	AvalonBay Communities, Inc.	400	35,664
	Boston Properties, Inc.	600	54,132
	Developers Diversified Realty Corp.	600	20,826
	Equity Residential	1,400	53,578
	General Growth Properties, Inc.	1,339	46,905
	HCP, Inc.	1,165	37,059
	Host Marriott Corp.	2,600	35,490
	Kimco Realty Corp.	1,300	44,876
	Plum Creek Timber Co., Inc.	900	38,439
	ProLogis	1,319	71,688
	Public Storage	621	50,171
	Simon Property Group, Inc.	1,138	102,295
	Vornado Realty Trust	700	61,600

			669,004

	Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc. (a)	900	17,280

	Road & Rail — 1.0%
	Burlington Northern Santa Fe Corp.	1,500	149,835
	CSX Corp.	2,100	131,901
	Norfolk Southern Corp.	1,955	122,520
	Ryder System, Inc.	300	20,664
	Union Pacific Corp.	2,641	199,396

			624,316

	Semiconductors & Semiconductor Equipment — 2.5%
	Advanced Micro Devices, Inc. (a)	3,200	18,656
	Altera Corp.	1,569	32,478
	Analog Devices, Inc.	1,509	47,941
	Applied Materials, Inc.	7,035	134,298
	Broadcom Corp. Class A (a)	2,322	63,367
	Intel Corp.	29,454	632,672
	KLA-Tencor Corp.	900	36,639
	LSI Corp. (a)	3,363	20,649
	Linear Technology Corp.	1,100	35,827
	MEMC Electronic Materials, Inc. (a)	1,184	72,863
	Microchip Technology, Inc.	970	29,624
	Micron Technology, Inc. (a)	3,800	22,800
	National Semiconductor Corp.	1,137	23,354
	Novellus Systems, Inc. (a)	543	11,506
	Nvidia Corp. (a)	2,899	54,269
	Teradyne, Inc. (a)	900	9,963
	Texas Instruments, Inc.	6,748	190,024
	Xilinx, Inc.	1,458	36,815

			1,473,745

	Software — 3.4%
	Adobe Systems, Inc. (a)	2,762	108,795
	Autodesk, Inc. (a)	1,167	39,456
	BMC Software, Inc. (a)	997	35,892
	CA, Inc.	2,000	46,180
	Citrix Systems, Inc. (a)	920	27,057

8	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Software (concluded)
	Compuware Corp. (a)	1,408	$13,432
	Electronic Arts, Inc. (a)	1,611	71,577
	Intuit, Inc. (a)	1,671	46,069
	Microsoft Corp.	41,147	1,131,954
	Novell, Inc. (a)	1,800	10,602
	Oracle Corp. (a)	20,379	427,959
	Symantec Corp. (a)	4,348	84,134

			2,043,107

	Specialty Retail — 1.4%
	Abercrombie & Fitch Co. Class A	430	26,952
	AutoNation, Inc. (a)	705	7,064
	AutoZone, Inc. (a)	209	25,291
	Bed Bath & Beyond, Inc. (a)	1,352	37,991
	Best Buy Co., Inc.	1,791	70,924
	GameStop Corp. Class A (a)	811	32,764
	The Gap, Inc.	2,342	39,041
	Home Depot, Inc.	8,669	203,028
	Limited Brands, Inc.	1,572	26,488
	Lowe’s Cos., Inc.	7,471	155,023
	Office Depot, Inc. (a)	1,400	15,316
	RadioShack Corp.	700	8,589
	The Sherwin-Williams Co.	500	22,965
	Staples, Inc.	3,650	86,688
	TJX Cos., Inc.	2,200	69,234
	Tiffany & Co.	660	26,895

			854,253

	Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc. (a)	1,773	51,204
	Jones Apparel Group, Inc.	500	6,875
	Liz Claiborne, Inc.	500	7,075
	Nike, Inc. Class B	1,958	116,716
	Polo Ralph Lauren Corp.	300	18,834
	VF Corp.	434	30,892

			231,596

	Thrifts & Mortgage Finance — 0.4%
	Countrywide Financial Corp.	2,900	12,325
	Fannie Mae	5,507	107,442
	Freddie Mac	3,300	54,120
	Hudson City Bancorp, Inc.	2,700	45,036
	MGIC Investment Corp.	540	3,299
	Sovereign Bancorp, Inc.	2,370	17,443
	Washington Mutual, Inc.	5,361	26,430

			266,095

	Tobacco — 1.5%
	Altria Group, Inc.	10,790	221,842
	Lorillard, Inc. (a)	914	63,212
	Philip Morris International, Inc.	10,836	535,190
	Reynolds American, Inc.	900	42,003
	UST, Inc.	771	42,104

			904,351

	Trading Companies & Distributors — 0.0%
	W.W. Grainger, Inc.	341	27,895

Industry	Common Stocks	Shares Held	Value

Wireless Telecommunication Services — 0.4%
	American Tower Corp. Class A (a)	2,051	$86,655
	Sprint Nextel Corp.	14,531	138,045

			224,700

	Total Common Stocks (Cost — $51,289,601) — 95.6%		57,383,526

Short-Term Securities	Face Amount

Time Deposits — 6.4%
State Street Bank & Trust Co.,1%, 7/01/08	$3,858,683	3,858,683

Total Short-Term Securities (Cost — $3,858,683) — 6.4%		3,858,683

Options Purchased	Number of Contracts

Call Options Purchased
S&P 500 Index, expiring November 2008 at USD 1,502.17, Deutsche Bank AG	59,587	192,893
S&P 500 Index, expiring November 2008 at USD 1,502.17, HSBC Securities	33,285	115,150

Total Options Purchased (Premiums Paid — $14,124,612) — 0.5%		308,043

Total Investments Before Options Written (Cost — $69,272,896*) — 102.5%		61,550,252

Options Written

Call Options Written
S&P 500 Index, expiring November 2008 at USD 1,592.60, Deutsche Bank AG	89,380	(15,975)
S&P 500 Index, expiring November 2008 at USD 1,592.30, HSBC Securities	49,928	(35,311)

Total Options Written (Premiums Received — $14,124,612) — (0.1%)		(51,286)

Total Investments, Net of Options Written (Cost — $55,148,284) — 102.4%		61,498,966
Liabilities in Excess of Other Assets — (2.4%)		(1,434,688)

Net Assets — 100.0%		$60,064,278

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	9

Schedule of Investments (concluded)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$69,278,967

Gross unrealized appreciation	$14,327,221
Gross unrealized depreciation	(22,055,936)

Net unrealized depreciation	$(7,728,715)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Dividend Income

Merrill Lynch & Co., Inc.	$30,409	—	—	$3,290

(c)	All or a portion of security held as collateral in connection with open financial futures contracts.

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation (Depreciation)

32	S&P 500 Index	September 2008	$2,140,787	$(91,027)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

•

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a frame-work for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†

Level 1	$61,242,209	$(91,027)
Level 2	—	256,757
Level 3	—	—

Total	$61,242,209	$165,730

†	Other financial instruments are options and futures.

See Notes to Financial Statements.

10	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Statement of Assets, Liabilities and Capital

As of June 30, 2008 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $54,879,681)		$61,081,630
Investments in affiliated securities, at value (identified cost — $268,603)		160,579
Options purchased, at value (premiums paid — $14,124,612)		308,043
Cash		26,675
Receivables:
Dividends	$76,376
Securities sold	20,645
Variation margin	1,760
Interest	107	98,888

Total assets		61,675,815

Liabilities

Collateral on options (including accrued interest of $2,331)		1,412,331
Options written, at value (premiums received — $14,124,612)		51,286
Payables:
Securities purchased	60,563
Investment advisory fees	44,298	104,861

Accrued expenses		43,059

Total liabilities		1,611,537

Net Assets

Net assets		$60,064,278

Capital

Common Stock, par value $.001 per share, 100,000,000 shares authorized		$3,738
Paid-in capital in excess of par		63,133,534
Undistributed investment income — net	$1,015,114
Accumulated realized capital losses — net	(10,347,763)
Unrealized appreciation — net	6,259,655

Total accumulated losses — net		(3,072,994)

Total capital — Equivalent to $16.07 per share based on 3,738,080 shares of Common Stock outstanding (market price — $15.32)		$60,064,278

See Notes to Financial Statements.

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	11

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income

Dividends (including $3,290 from affiliates)		$611,264
Interest		35,379

Total income		646,643

Expenses

Investment advisory fees	$263,591
Professional fees	33,565
Directors’ fees and expenses	32,078
Interest expense	19,180
Printing and shareholder reports	12,716
Listing fees	11,903
Transfer agent fees	10,532
Repurchase offer	10,329
Accounting services	9,907
Custodian fees	7,130
Other	9,828

Total expenses		420,759

Investment income — net		225,884

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net	15,252
Financial futures contracts — net	(389,725)	(374,473)

Change in unrealized appreciation/depreciation on:
Investments — net	(18,717,755)
Financial futures contracts — net	12,604
Options written — net	9,892,304	(8,812,847)

Total realized and unrealized loss — net		(9,187,320)

Net Decrease in Net Assets Resulting from Operations		$(8,961,436)

See Notes to Financial Statements.

12	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

Operations

Investment income — net	$225,884	$773,972
Realized gain (loss) — net	(374,473)	4,254,855
Change in unrealized appreciation/depreciation — net	(8,812,847)	1,365,611

Net increase (decrease) in net assets resulting from operations	(8,961,436)	6,394,438

Dividends & Distributions to Shareholders

Investment income — net	—	(818,543)
Realized gain — net	—	(9,588,789)

Net decrease in net assets resulting from dividends and distributions to shareholders	—	(10,407,332)

Common Stock Transactions

Net redemption of Common Stock resulting from a repurchase offer (including $29,511 of repurchase fees)	—	(4,188,616)

Net Assets

Total decrease in net assets	(8,961,436)	(8,201,510)
Beginning of period	69,025,714	77,227,224

End of period*	$60,064,278	$69,025,714

* Undistributed investment income — net	$1,015,114	$789,230

See Notes to Financial Statements.

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	13

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.	For the Six Months Ended June 30, 2008 (Unaudited)		For the Year Ended December 31,		For the Period October 1, 2005 to December 31, 2005‡‡		For the Period November 1, 2004† to September 30, 2005

			2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$18.47		$19.63	$19.66	$21.27		$19.10

Investment income — net***	.06		.20	.16	.04		.20
Realized and unrealized gain — net	(2.46)		1.42	2.45	.70		2.10

Total from investment operations	(2.40)		1.62	2.61	.74		2.30

Less dividends and distributions:
Investment income — net	—		(.22)	—	(.19)		(.09)
Realized gain — net	—		(2.56)	(2.64)	(2.16)		—

Total dividends and distributions	—		(2.78)	(2.64)	(2.35)		(.09)

Offering costs resulting from the issuance of Common Stock	—		—	—	—		(.04)

Net asset value, end of period	$16.07		$18.47	$19.63	$19.66		$21.27

Market price per share, end of period	$15.32		$17.21	$18.76	$18.85		$20.38

Total Investment Return**

Based on net asset value per share	(12.99	%)‡	8.76%	13.88%	4.18	%‡	11.90	%‡

Based on market price per share	(10.98	%)‡	6.04%	13.51%	4.25	%‡	2.39	%‡

Ratios to Average Net Assets

Expenses, excluding interest expense	1.25	%*	1.08%	1.20%	1.29	%*	1.07	%*

Expenses	1.31	%*	1.45%	1.34%	1.29	%*	1.13	%*

Investment income — net	.70	%*	.97%	.78%	.76	%*	1.10	%*

Supplemental Data

Net assets, end of period (in thousands)	$60,064		$69,026	$77,227	$103,142		$148,787

Portfolio turnover	1%		4%	5%	1%		5%

*	Annualized.

**

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

***	Based on average shares outstanding.

†	Commencement of operations.

‡	Aggregate total investment return.

‡‡	Effective October 1, 2005, the Fund changed its year end date to December 31.

See Notes to Financial Statements.

14	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

S&P 500® GEAREDSM Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company with a fixed term of approximately five years. The Fund’s termination date is on or after December 15, 2009. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol GRE. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in over-the-counter (“OTC”) markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

(b) Derivative financial instruments — The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	15

Notes to Financial Statements (continued)

•

Options — The Fund will purchase and write call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). When cash is received as collateral for purchased options, the Fund may pay interest to the option writer. Alternatively, the counterparty may pledge securities as collateral. Written and purchased options are non-income producing investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income —Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Recent accounting pronouncements — Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state tax returns. To the best of our knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .82% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. In addition, IQ Advisors has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the “Subadviser”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), pursuant to which the Subadviser provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays the Subadviser a monthly fee at an annual rate equal to .35% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

16	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Notes to Financial Statements (concluded)

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock. ML & Co. is a principal owner of BlackRock.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ Advisors, received $219 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 2008.

Certain officers of the Fund are officers and/or directors of IQ Advisors, ML & Co. and/or BlackRock or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $1,262,156 and $895,048, respectively.

Transactions in options written outstanding for the six months ended June 30, 2008 were as follows:

	Number of Contracts	Premiums Paid

Outstanding call options written, beginning of period	139,308	$14,124,612

Outstanding call options written, end of period	139,308	$14,124,612

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of capital stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30, 2008 remained constant. Shares issued and outstanding during the year ended December 31, 2007 decreased 196,741 as a result of a repurchase offer.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

With regard to repurchase fees, IQ Advisors will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	17

Proxy Results

During the six-month period ended June 30, 2008, the shareholders of S&P 500® GEAREDSM Fund Inc. voted on the following proposal, which was approved at the annual meeting of shareholders held on April 25, 2008. A description of the proposal and number of shares voted are as follows:

		Shares Voted For	Shares Withheld From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	3,186,761	192,434
	Steven W. Kohlhagen	3,186,005	193,190
	William J. Rainer	3,186,255	192,940
	Laura S. Unger	3,186,202	192,993

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the Investment Company Act (“Offers”). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be determined by reference to the exercise date of the call spreads and written call options that comprise the Fund’s transactions (as described in the Fund’s prospectus) for an annual period; and will be the fourteenth day prior to such exercise date; provided that, in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)

18	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Renewal of Current Investment Advisory and Management Agreement

The Board of Directors of each of S&P 500® GEAREDSM Fund Inc. (“S&P GEARED”), Defined Strategy Fund Inc. (“Defined Strategy”), S&P 500® Covered Call Fund Inc. (“Covered Call”), Dow 30SM Premium & Dividend Income Fund Inc. (“Dow 30”), Small Cap Premium & Dividend Income Fund Inc. (“Small Cap”), Enhanced S&P 500® Covered Call Fund Inc. (“Enhanced Covered Call”), Global Income & Currency Fund Inc. (“Global Income”), NASDAQ Premium Income & Growth Fund Inc. (“NASDAQ Premium”) and Dow 30SM Enhanced Premium & Income Fund Inc. (“Dow 30 Enhanced”) (each, a “Fund” and collectively, the “Funds”), currently consisting solely of Independent Directors, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), has the responsibility under the Investment Company Act to consider annually the Investment Advisory and Management Agreement of each Fund (each, a “Management Agreement” and together, the “Management Agreements”) with IQ Investment Advisors LLC (“IQ Advisors”).

At a Board meeting held on June 5, 2008, all of the Directors present at the meeting renewed the Management Agreement for each Fund for an additional one-year term. Each Management Agreement was considered separately by the relevant Fund’s Directors. In considering whether to approve the continuance of the Management Agreement, the Directors reviewed materials from counsel to the Funds and from IQ Advisors including: (i) information concerning the services rendered to the Funds by IQ Advisors and its affiliates; (ii) information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; (iii) a memorandum outlining the legal duties of the Directors under the Investment Company Act; and (iv) information from Lipper, Inc. (“Lipper”) comparing each Fund’s fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. Each Management Agreement was considered separately by the relevant Fund’s Directors. The Directors were represented by independent legal counsel who assisted them in their deliberations. In voting to approve the continuation of each Fund’s Management Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by IQ Advisors and its affiliates — The Directors reviewed the services that IQ Advisors has provided to the Funds. They considered the size and experience of IQ Advisors’ staff, its use of technology, and the degree to which IQ Advisors exercises supervision over the actions of the Fund’s subadviser. In connection with the investment advisory services provided, the Directors took into account detailed discussions they had with officers of IQ Advisors regarding the management of each Fund’s investments in accordance with each Fund’s stated investment objective and policies and the types of transactions entered into on behalf of each Fund. During these discussions, the Directors asked detailed questions of, and received answers from, the officers of IQ Advisors regarding the implementation of each Fund’s investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to the Funds, the Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund’s day-to-day operations and its oversight of Fund accounting. The Directors noted that IQ Advisors has access to administrative, legal and compliance resources that help ensure a high level of quality in the compliance and administrative services provided to the Funds. The Directors also considered each Fund’s compliance history. Following their consideration of this information, and based on the presentations at the Meeting and the Directors’ experience as Directors of other investment companies advised by IQ Advisors, the Directors concluded that the services provided to each Fund by IQ Advisors under the respective Management Agreement were of a high quality and benefited the Fund.

(b) Investment performance of each Fund and IQ Advisors — The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Directors also considered the innovative nature of each Fund. The Directors noted the specialized nature of each Fund’s investment strategy and the inherent limitations in comparing a Fund’s investment performance to that of another investment company. The Directors reviewed each Fund’s investment performance and, where applicable, compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each Fund was achieving its investment objective. In particular, the Directors noted that the Funds generally performed as expected and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that each Fund’s performance was satisfactory. Based on

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	19

Renewal of Current Investment Advisory and Management Agreement (continued)

these factors, the Directors determined that IQ Advisors continued to be an appropriate investment adviser for the Funds.

(c) Cost of services provided and profits realized by IQ Advisors and its affiliates from the relationship with each of the Funds — The Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund’s profitability to IQ Advisors and its affiliates. The Directors also reviewed a report detailing IQ Advisors’ profitability. After considering their discussion with IQ Advisors and reviewing its memorandum and report, the Directors concluded that there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors took into account discussions that they had with representatives of IQ Advisors regarding its general level of profitability (if any), and the profits derived by its affiliate, BlackRock, Inc. (“BlackRock”) from operating the Funds. The Directors also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), from the establishment of the Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Directors considered federal court decisions discussing an investment adviser’s profitability and profitability levels considered to be reasonable in those decisions. The Directors concluded that any profits made by IQ Advisors and its affiliates (including BlackRock and MLPF&S) are acceptable in relation to the nature, extent and quality of services provided. The Directors also concluded that each Fund benefited from such services provided by IQ Advisors’ affiliates.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale — The Directors considered the extent to which economies of scale might be realized if the assets of a Fund were to increase and whether there should be changes in the management fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from appreciation through investment performance. The Directors also noted that each Fund, other than Dow 30, NASDAQ Premium, Dow 30 Enhanced and Covered Call, is an interval fund that periodically allows stockholders to tender their shares to the Fund and that such tender offers reduce the amount of Fund assets. In consideration of these and other factors, the Directors determined that no changes were currently necessary to each Fund’s fee structure. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fees.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients — The Directors compared both the services rendered and the fees paid under the Management Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors evaluated each Fund’s contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In considering this information, the Directors took into account the nature of the investment strategies of the Funds and the fact that the relevant peer group of funds provided by Lipper for comparison have investment strategies and restrictions different from those of the Funds. The Directors did not consider compensation paid to IQ Advisors with respect to accounts other than registered investment companies because IQ Advisors utilizes each Fund’s strategy in connection with only registered funds. In particular, the Directors noted that each Fund’s contractual advisory fee rate at a common asset level was equal to or lower than the median fee rate of its Lipper comparison funds. The Directors concluded that the advisory fee rates were reasonable in comparison to the data reflected in the Lipper materials.

(f) Conclusion — No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the advisory fee rate of each Fund was reasonable in relation to the services provided by IQ Advisors to the Funds, as well as the costs incurred and benefits gained by IQ Advisors and its affiliates in providing such services, including the investment advisory and administrative components. The Directors also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other funds in the Lipper comparison. As a result, the Board of Directors of each Fund approved the continuation of the Management Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

20	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Renewal of Current Investment Advisory and Management Agreement (continued)

Continuation of Current Investment Subadvisory Agreements

In considering whether to approve the continuance of the current Investment Subadvisory Agreement of each Fund (each, a “Subadvisory Agreement” and, collectively, the “Subadvisory Agreements”) for an additional annual period, the Directors received, reviewed and evaluated information concerning the services and personnel of: BlackRock Investment Management, LLC, as subadviser to each of S&P GEARED and Small Cap; Oppenheimer Capital LLC, as subadviser to each of Covered Call and Enhanced Covered Call; Nuveen HydePark Group, LLC (“Nuveen HydePark”), as subadviser to Dow 30, Dow 30 Enhanced, NASDAQ Premium and Defined Strategy, and Nuveen Asset Management (“NAM”), as subadviser to Global Income (each, a “Subadviser” and, collectively, the “Subadvisers”). Each Subadvisory Agreement was considered separately by the relevant Fund’s Directors. In voting to approve the continuation of each Fund’s Subadvisory Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by each Subadviser — The Directors reviewed the services that each Subadviser provides to each of their respective Funds. The Directors considered their detailed discussions with officers of IQ Advisors and members of each Subadviser’s portfolio management team, the management of each Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that have been entered into on behalf of the Funds. The Directors took into account the annual due diligence investment review of each Subadviser and the report that concluded that each such Subadviser has thus far executed its respective Fund’s investment strategies in accordance with the Fund’s objectives and general expectations. Drawing on their collective industry experience, the Directors noted that they had discussed each Fund’s investment strategy with representatives from the respective Subadviser, including discussions regarding the premises underlying the Fund’s investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser’s portfolio management team. The Directors discussed the compliance program of each Subadviser and the report of the chief compliance officer of the Funds. Following consideration of this information, and based on management presentations during the Board meeting and their discussions in Executive Session, the Directors concluded that the nature, extent and quality of services provided to each Fund by the applicable Subadviser under its Subadvisory Agreement were of a high quality and would continue to benefit the respective Fund.

(b) Investment performance of each Fund and each Subadviser — The Directors received and considered information about each Fund’s investment performance in light of its stated investment objective and made the determinations discussed above under “Continuation of Current Investment Advisory and Management Agreements.” Based on these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of services provided and profits realized by each Subadviser from the relationship with each respective Fund — The Directors considered the profitability to BlackRock of serving as investment subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under “Continuation of Current Investment Advisory and Management Agreements.” Based on such information, the Directors concluded that BlackRock’s profits were acceptable in relation to the nature, extent and quality of services provided. The Directors noted that profitability data was not provided with respect to the other Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory arrangements were entered into at “arm’s length” between IQ Advisors and each such Subadviser (including NAM and Nuveen HydePark, with which subadvisory arrangements were originally negotiated prior to the investment in their parent company by an affiliate of IQ Advisors). The Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with each of their respective Funds, including the reputational benefits from managing the Funds. The Directors of each Fund concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	21

Renewal of Current Investment Advisory and Management Agreement (concluded)

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale — The Directors considered the extent to which economies of scale might be realized if the assets of a Fund were to increase and whether there should be changes in the subadvisory fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that each Subadviser’s fees are paid by IQ Advisors out of its fees and not directly by the Funds. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from appreciation due to investment performance. The Directors also noted that each Fund, other than Dow 30, NASDAQ Premium, Dow 30 Enhanced and Covered Call, is an interval fund that periodically allows stockholders to tender their shares to the Fund and that such tender offers reduce the amount of Fund assets. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients — The Directors discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to the Directors as noted above, including the fact that the subadvisory fee for each Fund was negotiated with IQ Advisors and not payable directly by the Fund, the Directors concluded that the subadvisory fee for each Fund was reasonable for the services being rendered.

Conclusion — No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the subadvisory fee rate of each Fund was reasonable in relation to the services provided by the respective Subadviser. As a result, all of the Directors approved the continuation of the Subadvisory Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

22	S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

S&P 500® GEAREDSM FUND INC.	JUNE 30, 2008	23

www.IQIAFunds.com

S&P 500® GEAREDSM Fund Inc. seeks to provide total returns, exclusive of fees and expenses of the Fund, linked to the annual performance of the S&P 500® Composite Stock Price Index.

This report, including the financial information herein, is transmitted to shareholders of S&P 500® GEAREDSM Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

S&P 500® GEAREDSM Fund Inc. P.O. Box 9011 Princeton, NJ 08543-9011

#IQGRE — 6/08

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500® GEARED SM Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer of
S&P 500® GEARED SM Fund Inc.

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
S&P 500® GEARED SM Fund Inc.

Date: August 21, 2008

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
S&P 500® GEARED SM Fund Inc.

Date: August 21, 2008